Document And Entity Information	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2023
Entity Registrant Name	LINKBANCORP, Inc.
Entity Central Index Key	0001756701
Entity Emerging Growth Company	true
Securities Act File Number	001-41505
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	82-5130531
Entity Address, Address Line One	1250 Camp Hill Bypass, Suite 202
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	855
Local Phone Number	569-2265
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	LNKB
Security Exchange Name	NASDAQ